Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Schedule of Assets Measured at Fair Value on a Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2023 and 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description:	Level	December 31, 2023	Level	December 31, 2022
Assets:
Funds held in Trust Account	1	$—	1	$290,718,297
Liabilities:
Warrant liability—Public Warrants	1	$27,743,750	1	$9,343,750
Warrant liability—Private Placement Warrants	3	$11,470,000	3	$2,805,500
Convertible Promissory Notes—Related Parties	3	$6,381,294	3	$1,409,730

Schedule of Fair Value Measurements Using Monte Carlo Simulation Model
The following table provides quantitative information regarding Level
3
fair value measurements used to determine the fair value of the Private Placement Warrants, excluding Private Placement Warrants held by FL
Co-Investment
and Intrepid Financial Partners, as of December
31
,
2023
and
2022
.

Inputs	December 31, 2023	December 31, 2022
Stock price	$11.39	$10.05
Strike price	$11.50	$11.50
Term (in years)	5.09	5.25
Volatility	5.3%	0.0%
Risk-free rate	3.77%	3.91%
Dividend yield	0.00%	0.00%

Schedule of Changes in the Fair Value of Warrant Liabilities
The following table presents the changes in the fair value of warrant liabilities:

	Public	Private Placement	Warrant Liabilities
Fair value as of December 31, 2021	$8,625,000	$4,022,250	$12,647,250
Change in valuation inputs or other assumptions	718,750	(1,216,750)	(498,000)

Fair value as of December 31, 2022	9,343,750	2,805,500	12,149,250
Change in valuation inputs or other assumptions	18,400,000	8,664,500	27,064,500

Fair value as of December 31, 2023	$27,743,750	$11,470,000	$39,213,750

Promissory Note [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Schedule of Fair Value Measurements Using Monte Carlo Simulation Model
The convertible promissory notes were valued using a combination of Black-Scholes and Geske models, which is considered to be primarily a Level 3 fair value measurement input. The estimated fair value of the Promissory Notes was based on the following significant inputs:

Inputs	2023 Input (a)	December 31, 2023	December 31, 2022
Exercise price	$ 11.50	$11.50	$11.50
Volatility	1.9% - 2.5%	11.4%	1.2%
Expected term to warrant expiration	5.2 - 5.6 years	5.1 years	5.3 years
Risk-free-rate	3.39% - 4.17%	3.77%	3.91%
Dividend yield	0%	0%	0%
Stock price	$ 10.13 - $10.39	$11.39	$10.05

(a)	Represents the range of inputs utilized on the respective dates of the initial valuations of the various convertible note draws and extinguishments during the year ended December 31, 2023.

Schedule of Changes in the Fair Value of Warrant Liabilities
The following table presents the changes in the fair value of the Level 3 Promissory Notes:

Fair value as of December 31, 2021	$956,115
Proceeds received through Convertible Promissory Note on March 29, 2022	335,000
Initial measurement of fair value of Promissory Note	(52,126)
Change in fair value of Promissory Notes	170,741

Fair value as of December 31, 2022	$1,409,730
Principal amount of Promissory Notes amended on March 29, 2023	726,370
Initial measurement of fair value of Promissory Notes upon extinguishment of debt	(42,205)
Proceeds received through Convertible Promissory Notes on May 12, 2023, June 28, 2023, and August 30, 2023	1,080,000
Initial Measurement of fair value of Promissory Notes	(490,995)
Change in valuation inputs or other assumptions	3,698,394

Fair value as of December 31, 2023	$6,381,294

Other Private Placement Warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Schedule of Fair Value Measurements Using Monte Carlo Simulation Model
The following table provides quantitative information regarding Level 3 inputs used to determine the fair values of Private Placement Warrants as of December 31, 2023 and 2022.

	December 31, 2023	December 31, 2022
Stock price	$11.39	$10.05
Strike price	$11.50	$11.50
Term (in years)	2.15	3.15
Volatility	5.3%	0.0%
Risk-free rate	4.11%	4.12%
Dividend yield	0.00%	0.00%